Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	82 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000204431
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Anfield Universal Fixed Income ETF
Without Sales Load [Member] | C000204431
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%	2.76%	2.36%
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 year Index (USD)
ICE BofA SOFR Overnight Rate Index (LUS0)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent	4.75%	2.96%	2.62%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index